Consolidated Balance Sheet (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Current assets
Cash and cash equivalents	$ 3,377	$ 3,040
Marketable securities - current	1,101	744
Accounts receivable - net of allowances of $98 and $109	3,615	3,250
Inventories
Finished goods	1,476	1,255
Work in process	950	815
Raw materials and supplies	729	569
Total inventories	3,155	2,639
Other current assets	967	1,122
Total current assets	12,215	10,795
Marketable securities - non-current	540	825
Investments	146	103
Property, plant and equipment	20,253	19,440
Less: Accumulated depreciation	(12,974)	(12,440)
Property, plant and equipment - net	7,279	7,000
Goodwill	6,820	5,832
Intangible assets - net	1,820	1,342
Prepaid pension benefits	74	78
Other assets	1,262	1,275
Total assets	30,156	27,250
Current liabilities
Short-term borrowings and current portion of long-term debt	1,269	613
Accounts payable	1,662	1,453
Accrued payroll	778	680
Accrued income taxes	358	252
Other current liabilities	2,022	1,899
Total current liabilities	6,089	4,897
Long-term debt	4,183	5,097
Pension and postretirement benefits	2,013	2,227
Other liabilities	1,854	1,727
Total liabilities	14,139	13,948
Commitments and contingencies (Note 14)
3M Company shareholders' equity:
Common stock, par value $.01 per share; Shares outstanding - 2010: 711,977,608; Shares outstanding - 2009: 710,599,119	9	9
Additional paid-in capital	3,468	3,153
Retained earnings	25,995	23,753
Treasury stock	(10,266)	(10,397)
Accumulated other comprehensive income (loss)	(3,543)	(3,754)
Total 3M Company shareholders' equity	15,663	12,764
Noncontrolling interest	354	538
Total equity	16,017	13,302
Total liabilities and equity	$ 30,156	$ 27,250